Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income (expense) [text block] [Abstract]
Schedule of other operating income
	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Income from assets received in lieu of payment	5,934	5,613	7,106
Release of contingencies provisions (1)	503	-	12,020
Other income	1,769	7,388	4,003
Leases	-	-	222
Income from sale of property, plant and equipment (2)	865	2,456	2,490
Compensation from insurance companies due to damages (3)	702	4,681	144
Other	202	251	1,147

Total	8,206	13,001	23,129
(1)	In accordance with IAS 37, the Bank recorded contingencies provisions, which in 2018 and 2020 were favorable to the Bank.
(2)	Legal cession of rights made by Bansa Santander S.A. which resulted in an income of Ch$2,122 million, as of December 31, 2018.
(3)	Mainly related to recoveries from fraud claims.

Schedule of other operating expenses
	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Allowances and expenses for assets received in lieu of payment	2,941	3,900	2,537
Provision on assets received in lieu of payment	1,456	1,828	816
Expenses for maintenance of assets received in lieu of payment	1,485	2,072	1,721
Credit card expenses	546	1,077	3,151
Customer services	1,559	2,456	3,635
Other expenses	72,760	41,870	23,019
Operating charge-offs	10,675	8,349	5,694
Life insurance and general product insurance policies (1)	32,987	21,205	9,964
Sale of property plant and equipment	-	67	62
Retail association payment	326	343	898
Sale of participation on associates	20	126	-
Expense on social commotion event	-	1,823	-
Leasing land tax (2)	3,174	-	-
Commercial representation expenses	3,501	256	-
Non-recurrent expenses	6,622	-	-
Other	15,455	9,701	6,401

Total	77,806	49,303	32,342
(1)	New Fraud Law became effective on 2020.
(2)	Annual Land Tax surcharge approved in the Tax Modernization Law of February 24, 2020.